Exhibit 99.10 Schedule 2

Rating Agency Grades Detail Report
3265_PRPM 2025-NQM3_FINAL
Run Date - 6/15/2025 14:30:00 PM

Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
XXX			A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	[redacted]	[redacted]	Investment	Refinance	Cash Out - Other
XXX			A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	[redacted]	[redacted]	Investment	Purchase	NA